Financial Risk and Fair Value Disclosures - Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy (Parenthetical) (Detail) - Unlisted equity securities [member] - Discount for lack of marketability [member] - Market approach [member] - Equity price risk [member] - TWD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Percentage increase in the discount for lack of marketability	5.00%	5.00%
Percentage decrease in the discount for lack of marketability	5.00%	5.00%
Increase (decrease) in other comprehensive income due to percentage increase in the discount for lack of marketability	$ (87)	$ (241)
Increase (decrease) in other comprehensive income due to percentage decrease in the discount for lack of marketability	87	241
Increase (decrease) in profit or loss due to percentage increase in the discount for lack of marketability	(267)	(309)
Increase (decrease) in profit or loss due to percentage decrease in the discount for lack of marketability	$ 191	$ 309